INVESTMENT IN ASSOCIATED COMPANIES - Movement in allowance for expected credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2012
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 9,171
Ending balance	6,988	$ 9,171
Equity method investment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	3,421
Reclassification to owned vessels within the associate	(1,896)
Transferred from associates	(569)
Allowance recorded in net income of associated company	(560)
Ending balance	$ 396	$ 3,421
River Box
Financing Receivable, Allowance for Credit Loss [Line Items]
Participation in equity method investee (percent)	49.90%	49.90%
River Box | Equity method investment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 786
Reclassification to owned vessels within the associate	0
Transferred from associates	0
Allowance recorded in net income of associated company	(390)
Ending balance	396	$ 786
SFL Hercules
Financing Receivable, Allowance for Credit Loss [Line Items]
Participation in equity method investee (percent)		100.00%	100.00%	100.00%
SFL Hercules | Equity method investment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	2,635
Reclassification to owned vessels within the associate	(1,896)
Transferred from associates	(569)
Allowance recorded in net income of associated company	(170)
Ending balance	$ 0	$ 2,635